Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents [Abstract]
Cash and cash equivalents

(in millions of Canadian dollars)	2011	2010
Cash	$17	$39
Short-term investments:
Government guaranteed investments	–	119
Deposits with financial institutions	30	203

Total cash and cash equivalents	$47	$361